Quarterly Report
November 30, 2020
MFS®  Blended Research®
Emerging Markets Equity Fund
BRK-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Airlines – 0.2%
Zhejiang Expressway Co. Ltd., “H”	132,000	$94,005
Alcoholic Beverages – 1.2%
China Resources Beer Holdings Co. Ltd.	20,000	$148,137
Kweichow Moutai Co. Ltd., “A”	897	233,566
Thai Beverage PLC	280,900	154,558
		$536,261
Apparel Manufacturers – 1.1%
Shenzhou International Group Holdings Ltd.	29,500	$486,083
Automotive – 3.9%
BAIC Motor Corp. Ltd., “H”	238,000	$89,266
Hero MotoCorp Ltd.	10,806	451,294
Kia Motors Corp.	4,057	212,498
Mahindra & Mahindra Ltd.	10,018	97,669
Maruti Suzuki India Ltd.	1,008	94,748
Sinotruk Hong Kong Ltd.	72,500	179,963
Zhengzhou Yutong Bus Co. Ltd., “A”	145,190	383,368
Zhongsheng Group Holdings Ltd.	34,000	254,067
		$1,762,873
Biotechnology – 0.1%
Seegene, Inc.	402	$68,262
Brokerage & Asset Managers – 1.6%
B3 Brasil Bolsa Balcao S.A.	39,700	$415,941
Bolsa Mexicana de Valores S.A. de C.V.	39,320	88,950
Moscow Exchange MICEX-RTS PJSC	111,628	223,629
		$728,520
Building – 0.6%
LG Electronics, Inc.	3,775	$290,591
Business Services – 2.4%
China Yuhua Education Corp. Ltd.	128,000	$120,716
HCL Technologies Ltd.	10,562	117,249
Infosys Ltd.	57,093	850,124
		$1,088,089
Computer Software – 0.6%
Kingsoft Corp.	57,000	$287,311
Computer Software - Systems – 7.4%
Chinasoft International Ltd.	284,000	$302,329
Hon Hai Precision Industry Co. Ltd.	138,000	398,470
Pegatron Corp.	64,000	146,626
Samsung Electronics Co. Ltd.	38,764	2,341,747
Wistron Corp.	170,000	178,274
		$3,367,446
Conglomerates – 0.2%
CITIC Pacific Ltd.	121,000	$94,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Anhui Conch Cement Co. Ltd.	50,500	$321,996
Taiwan Cement Corp.	58,212	87,617
		$409,613
Consumer Products – 0.1%
Vinda International Holdings Ltd.	22,000	$62,869
Consumer Services – 0.7%
China Education Group Holdings Ltd.	51,000	$101,855
Localiza Rent a Car S.A.	7,900	99,122
Trip.com Group Ltd. (a)	3,585	120,420
		$321,397
Electronics – 8.5%
E Ink Holdings, Inc.	93,000	$133,418
Silicon Motion Technology Corp., ADR	8,190	324,979
Taiwan Semiconductor Manufacturing Co. Ltd.	180,000	3,040,221
United Microelectronics Corp.	287,000	405,238
		$3,903,856
Energy - Independent – 2.4%
China Shenhua Energy Co. Ltd.	208,000	$400,179
CNOOC Ltd.	367,000	362,339
Hindustan Petroleum Corp. Ltd.	57,351	162,126
Reliance Industries Ltd.	6,957	181,289
Reliance Industries Ltd.	438	6,085
		$1,112,018
Energy - Integrated – 2.8%
China Petroleum & Chemical Corp.	1,228,000	$551,067
LUKOIL PJSC, ADR	8,550	553,035
PetroChina Co. Ltd.	566,000	179,007
		$1,283,109
Engineering - Construction – 0.1%
China Communications Construction Co. Ltd.	126,000	$65,224
Food & Beverages – 2.7%
Abdullah Al Othaim Markets Co.	2,603	$88,280
CJ CheilJedang Corp.	714	233,636
Gruma S.A.B. de C.V.	19,376	213,191
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	30,464	174,901
Muyuan Foodstuff Co. Ltd.	19,240	225,339
Orion Corp.	1,880	202,765
Wens Foodstuff Group Co. Ltd., “A”	30,220	88,609
		$1,226,721
Food & Drug Stores – 0.7%
Cia Brasileira de Distribuicao	7,700	$99,531
Magnit PJSC, GDR	5,769	87,054
SPAR Group Ltd.	10,055	123,558
		$310,143
Gaming & Lodging – 0.7%
Genting Berhad	305,600	$302,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.6%
Bim Birlesik Magazalar A.S.	16,701	$149,497
Lojas Americanas S.A.	28,165	96,943
Walmart de Mexico S.A.B. de C.V.	185,661	489,180
		$735,620
Insurance – 3.3%
AIA Group Ltd.	21,200	$231,568
China Pacific Insurance Co. Ltd.	162,800	599,350
PICC Property & Casualty Co. Ltd.	276,000	226,586
Samsung Fire & Marine Insurance Co. Ltd.	2,708	460,082
		$1,517,586
Internet – 17.5%
Alibaba Group Holding Ltd., ADR (a)	9,993	$2,631,757
Meituan, “B” (a)	19,900	744,544
Naspers Ltd.	1,336	269,027
NAVER Corp.	1,904	478,836
NetEase.com, Inc., ADR	7,156	646,688
PChome Online, Inc.	25,000	76,990
Tencent Holdings Ltd.	43,300	3,145,109
		$7,992,951
Leisure & Toys – 0.2%
CD Projekt S.A. (a)	817	$84,782
Machinery & Tools – 0.5%
Sany Heavy Industry Co. Ltd., “A”	45,700	$213,219
Major Banks – 4.1%
ABSA Group Ltd.	51,631	$367,406
Bank of China Ltd.	768,000	266,529
China Construction Bank	1,196,000	919,952
Industrial & Commercial Bank of China, “H”	309,000	192,473
Nedbank Group Ltd.	16,626	131,004
		$1,877,364
Medical Equipment – 0.9%
Hartalega Holdings Berhad	29,900	$105,685
Supermax Corporation Berhad (a)	38,700	86,443
Top Glove Corp.	126,800	221,604
		$413,732
Metals & Mining – 2.3%
China Hongqiao Group Ltd.	130,500	$113,983
Kumba Iron Ore Ltd.	7,429	251,719
MMC Norilsk Nickel PJSC, ADR	9,512	264,776
POSCO	1,155	244,803
Vale S.A.	11,600	168,888
		$1,044,169
Natural Gas - Pipeline – 0.3%
Petronet LNG Ltd.	44,074	$149,530
Network & Telecom – 0.4%
VTech Holdings Ltd.	26,100	$201,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 7.6%
Banco Macro S.A., ADR (a)	3,529	$56,358
Bank Rakyat Indonesia	511,800	147,668
BNK Financial Group, Inc.	18,959	96,097
Chailease Holding Co.	19,000	104,120
E.Sun Financial Holding Co. Ltd.	493,782	435,703
Grupo Financiero Inbursa S.A. de C.V. (a)	141,547	138,184
Hacı Ömer Sabancı Holding A.S.	132,461	163,290
Hana Financial Group, Inc.	9,853	300,798
HDFC Bank Ltd., ADR (a)	4,463	307,947
KB Financial Group, Inc.	9,335	384,954
Komercni Banka A.S. (a)	9,397	250,964
Metropolitan Bank & Trust Co.	119,740	119,079
Old Mutual Ltd.	144,609	108,754
Sberbank of Russia PJSC, ADR	48,578	643,427
Textainer Group Holdings Ltd. (a)	5,991	110,354
Turkiye Garanti Bankasi A.S. (a)	80,936	90,561
		$3,458,258
Pharmaceuticals – 2.1%
Ajanta Pharma Ltd.	9,613	$198,097
China Medical System Holdings Ltd.	115,000	117,507
Gedeon Richter PLC	12,290	291,496
Genomma Lab Internacional S.A., “B” (a)	166,071	162,289
Kalbe Farma Tbk PT	890,700	94,937
Luye Pharma Group Ltd.	137,530	79,884
		$944,210
Precious Metals & Minerals – 0.2%
Sibanye-Stillwater Ltd.	25,798	$86,253
Railroad & Shipping – 0.9%
Adani Ports & Special Economic Zone Ltd.	17,488	$96,365
China Cosco Holdings (a)	169,000	158,739
Evergreen Marine Corp. (Taiwan) Ltd. (a)	186,000	161,186
		$416,290
Real Estate – 3.1%
Country Garden Services Holdings Co. Ltd.	35,000	$195,973
Fibra Uno Administracion S.A. de C.V., REIT	141,078	140,308
KWG Group Holdings Ltd.	52,000	71,113
KWG Living Group Holdings Ltd. (a)	26,000	20,126
Longfor Properties Co. Ltd.	98,000	636,683
Shimao Property Holdings Ltd.	102,000	372,045
		$1,436,248
Restaurants – 1.2%
Yum China Holdings, Inc.	9,495	$535,328
Specialty Chemicals – 3.6%
Asian Paints Ltd.	13,589	$404,168
LG Chem Ltd.	495	359,199
Lotte Chemical Corp.	819	209,325
New Hope Liuhe Co. Ltd., “A”	31,400	124,106
Orbia Advance Corp. S.A.B. de C.V.	51,133	104,668
PTT Global Chemical PLC	233,400	441,724
		$1,643,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.1%
Cencosud S.A.	53,985	$93,296
China Tourism Group Duty Free Corp. Ltd.	5,600	164,371
Jarir Marketing Co.	2,597	121,866
JD.com, Inc., ADR (a)	10,657	909,575
Vipshop Holdings Ltd., ADR (a)	5,083	129,820
		$1,418,928
Telecommunications - Wireless – 0.8%
Mobile TeleSystems PJSC, ADR	13,105	$113,096
MTN Group Ltd.	26,358	112,448
PLDT, Inc.	4,645	126,946
		$352,490
Telephone Services – 2.6%
Hellenic Telecommunications Organization S.A.	37,928	$632,037
KT Corp., ADR	13,494	146,005
PT Telekomunikasi Indonesia	1,307,000	298,981
Telekomunikacja Polska S.A. (a)	68,886	116,174
		$1,193,197
Trucking – 0.4%
S.F. Holding Co. Ltd.	16,800	$204,187
Utilities - Electric Power – 1.7%
Energisa S.A.	39,100	$339,664
ENGIE Energía Brasil S.A.	54,865	433,603
		$773,267
Total Common Stocks		$44,492,872
Preferred Stocks – 1.4%
Computer Software - Systems – 0.5%
Samsung Electronics Co. Ltd.	4,293	$237,490
Major Banks – 0.9%
Banco Bradesco S.A.	90,493	$410,456
Total Preferred Stocks		$647,946
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	498,283	$498,283

Other Assets, Less Liabilities – 0.2%		79,291
Net Assets – 100.0%		$45,718,392
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $498,283 and $45,140,818, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,513,926	$7,342,763	$—	$18,856,689
South Korea	674,349	5,592,739	—	6,267,088
Taiwan	1,554,581	3,938,261	—	5,492,842
India	1,015,810	2,100,881	—	3,116,691
Brazil	2,064,148	—	—	2,064,148
Russia	200,150	1,684,867	—	1,885,017
South Africa	367,406	1,082,763	—	1,450,169
Mexico	1,336,770	—	—	1,336,770
Malaysia	413,732	302,583	—	716,315
Other Countries	2,318,032	1,637,057	—	3,955,089
Mutual Funds	498,283	—	—	498,283
Total	$21,957,187	$23,681,914	$—	$45,639,101
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$538,721	$3,220,853	$3,261,291	$—	$—	$498,283
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$100	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
China	41.4%
South Korea	13.7%
Taiwan	12.0%
India	6.8%
Brazil	4.5%
Russia	4.1%
South Africa	3.2%
Mexico	2.9%
Malaysia	1.6%
Other Countries	9.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.